Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Non-current trade receivables	$ 1	$ 1
Non-current other financial receivables	339	286
Non-current receivables relating to net investment in finance leases	29	52
Non-current amounts due from equity accounted units	0	0
Non-current other receivables	369	123
Non-current prepayment of tolling charges to jointly controlled entities	218	221
Non-Current pension supluses	782	984
Non-current other prepayments	58	49
Total	1,796	1,716
Current trade receivables	2,543	2,097
Current other financial receivables	332	453
Current receivables relating to net investment in finance leases	9	11
Current amounts due from equity accounted units	33	38
Current other receivables	422	209
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses	0	0
Current other prepayments	305	219
Total	3,644	3,027
Trade receivables	2,544	2,098
Other financial receivables	671	739
Receivables relating to net investment in finance leases	38	63
Amounts due from equity accounted units	33	38
Other receivables	791	332
Prepayment of tolling charges to jointly controlled entities	218	221
Pension surpluses	782	984
Other prepayments	363	268
Total	$ 5,440	$ 4,743